Other Investments - Additional information (Detail)	6 Months Ended	12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended
	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2011 Other Investments USD ($)	Dec. 31, 2011 Other Investments AUD	Dec. 31, 2009 Other Investments AUD
Schedule of Held-to-maturity Securities [Line Items]
Investment									2,784,000
Receipt from investment redeemed				1,933,000	3,205,000	3,205,000	1,724,000	1,695,000
Provision for impairment of investment	471,000	$ 718,000	692,000	5,654,000	6,346,000	6,125,000	$ 732,000	719,000